Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2023
Taxes Payable
Summary of taxes payable

	As of December 31,
	2022	2023
	RMB	RMB
VAT payable	34,480	31,038
Withholding individual income taxes for employees	7,862	7,670
Enterprise income taxes payable	30,666	17,177
Others	1,572	1,009
Total	74,580	56,894